TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE
7.	TRADE ACCOUNTS RECEIVABLE
7.1.	Breakdown of balances

	December 31,	December 31,
	2022	2021
Domestic customers
Third parties	1,915,745	1,449,177
Related parties (Note 11) (1)	99,608	73,598

Foreign customers
Third parties	7,612,768	5,043,453

(-) Expected credit losses	(21,109)	(34,763)
	9,607,012	6,531,465

1)	The balance refers to transactions with Ibema Companhia Brasileira de Papel.

The Company performs factoring transactions for certain customer receivables where substantially transfers the control and all risks and rewards related to these receivables to the counterparty, so these receivables are derecognized from accounts receivable in the balance sheet. This transaction refers to an additional cash generation opportunity and is therefore classified as a financial asset measured at amortized cost. The impact of these factoring transactions on the accounts receivable as at December 31, 2022, is R$6,889,492 (R$6,121,316 as at December 31, 2021).

7.2.	Breakdown of trade accounts receivable by maturity

	December 31,	December 31,
	2022	2021
Current	8,652,376	5,972,945
Overdue
Up to 30 days	777,150	518,115
From 31 to 60 days	74,253	15,359
From 61 to 90 days	54,784	3,087
From 91 to 120 days	20,975	1,453
From 121 to 180 days	18,945	3,779
From 181 days	8,529	16,727
	9,607,012	6,531,465

7.3.	Roll-forward of expected credit losses

	December 31,	December 31,
	2022	2021

Opening balance	(34,763)	(41,889)
Additions	(5,228)	(2,547)
Reversals	3,576	3,184
Write-offs	12,355	7,078
Exchange rate variations	2,951	(589)
Closing balance	(21,109)	(34,763)

The Company maintains guarantees for overdue receivables as part of its commercial operations, through credit insurance policies, letters of credit and other guarantees. These guarantees avoid the need to recognize expected credit losses, in accordance with the Company’s credit policy.

7.4.	Main customers

The Company has 1 (one) customer responsible for 10.67% of the net sales of pulp segment and no customer responsible for more than 10% of the net sales of paper segment for the year ended December 31, 2022. The Company has 1 (one) customer responsible for 10.39% of net sales of pulp segment and no customer responsible for more than 10% of net sales in the paper segment for the year ended December 31, 2021. As of December 31, 2020, there were no customers responsible for more than 10% of the total net revenue of the pulp and/or paper operating segment.